RELATED PARTY TRANSACTIONS AND BALANCES (Tables)	6 Months Ended
Sep. 30, 2024
Related Party Transactions [Abstract]
SUMMARY OF RELATIONSHIP WITH COMPANY

The related party of the Company with whom transactions are reported in these unaudited condensed consolidated financial statements are as follows:

Name of related party	Relationship with the Company
Claire Luk (“Ms. Luk”)	Director of the Company

SCHEDULE OF RELATED PARTY TRANSACTIONS
		As of
		March, 31,	September 30,
		2024	2024	2024
Name of related party	Nature	HKD	HKD	USD
Ms. Luk	Due to director	$1,269,266	$-	$-